Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Cash and Cash Equivalents

6.                 CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of balances in bank current accounts and short-term highly liquid investments subject to an insignificant risk of change in value, held to meet the short-term cash management of the Company and its subsidiaries.

	Index	Average rate per year		Dec. 31, 2024	Dec. 31, 2023
		Dec. 31.2024	Dec. 31, 2023
Bank accounts				269	195
Cash equivalents
Bank certificates of deposit (CDBs) (1)	CDI	80% to 111%	80% to 112%	1,470	991
Overnight (2)	Pre-fixed	11.91% to 12.15%	11.42% to 11.65%	159	351
				1,629	1,342
Total				1,898	1,537

(1)

For these CDBs, the Company and its subsidiaries have repurchase transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.

(2)

They consist of short-term investments, available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate. Their purpose is to settle the short-term obligations of the Company and its subsidiaries, or to be used in the acquisition of other assets with better return to replenish the portfolio.

Bank Certificates of Deposit (Certificados de Depósito Bancário, or ‘CBDs’), accrued interest between 80% to 111% of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário, or ‘CDIs’) published by the Custody and Settlement Chamber (Câmara de Custódia e Liquidação, or ‘Cetip’) on December 31, 2024 (80% to 112% on December 31, 2023).

Overnight transactions are available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate of 11.91% to 12.15% on December 31, 2024 (11.42% to 11.65% on December 31, 2023).

Note 30 discloses (i) the exposure of the Company and its subsidiaries to interest rate risks (ii) the sensitivity analysis for financial assets and liabilities and (iii) the material accounting policies. Financial investments in a reserved investment fund are show in note 29.